RETAINED PROFITS - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 28,836
Profit attributable to ordinary shareholders	4,769	£ 5,170	£ 1,440
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Dividends (note 36)	(37)	(2,914)	(7)
Issue of other equity instruments		1,549	1,070
Repurchases and redemptions of other equity instruments (note 35)		(3,226)
Capital contributions received	221	164	140
Return of capital contributions	(4)	(4)	(4)
Changes in non-controlling interests		(3)	(2)
At 31 December	31,792	28,836
Retained profits £ million
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	28,836	25,750	24,549
Profit attributable to ordinary shareholders	4,528	4,826	1,023
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Gains and losses attributable to own credit risk (net of tax)	364	(52)	(55)
Dividends (note 36)	0	(2,900)	0
Issue of other equity instruments	0	(1)	0
Repurchases and redemptions of other equity instruments (note 35)	0	(9)	0
Capital contributions received	221	164	140
Return of capital contributions	(4)	(4)	(4)
Changes in non-controlling interests	0	(1)	0
Realised gains and losses on equity shares held at fair value through other comprehensive income	(1)	1	(16)
At 31 December	31,792	28,836	25,750
Income from continuing involvement in derecognised financial assets	£ 0	£ 0	£ 1